Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Future Minimum Lease Payments Under Operating And Merchant Space Leases

2016	$14,269
2017	9,255
2018	7,433
2019	5,219
2020	3,203
Thereafter	10,361
Total minimum lease payments	$49,740